NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
APR 27 2010
Washington, DC 20549

10010349

CERTNYS

001-10306

April 27, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Royal Bank of Scotland Group plc (Guarantor), The Royal Bank of Scotland plc (Issuer), 4.875% Senior Notes due March 16, 2015, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 23, 2010. Tentative listing date – April 28, 2010.

Sincerely,